CASH AND CASH EQUIVALENTS - Narrative (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Cash and cash equivalents [abstract]
Restricted cash and cash equivalents	$ 0	$ 0
Investments in money market funds	87,000,000	349,000,000
Overdrawn amount	$ 57,000,000	$ 17,000,000	$ 17,000,000	$ 201,000,000